Stock-Based Compensation (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of stock option activity
Balance, Shares	2,236
Balance, Weighted Average Exercise Price Per Share	$ 20.00
Granted, Shares	657	2,236
Granted, Weighted Average Exercise Price Per Share	$ 27.17	$ 20.00
Exercised, Shares
Exercised, Weighted Average Exercise Price Per Share
Expired or forfeited, Shares	3
Expired or forfeited, Weighted Average Exercise Price Per Share	$ 276.34
Balance, Shares	2,890	2,236
Balance, Weighted Average Exercise Price Per Share	$ 21.39	$ 20.00